Note 12 - Investments in Non-consolidated Companies - Summary of Selected Financial Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Statement Line Items [Line Items]
Non-current assets	$ 9,017,064	$ 9,034,704
Current assets	5,381,154	4,817,154
Total assets	14,398,218	14,003,275
Non-current liabilities	746,349	859,073
Current liabilities	2,070,899	1,713,036
Total liabilities	2,817,248	2,590,203
Non-controlling interests	98,785	125,655
Revenues	5,288,504	4,293,592	$ 6,903,123
Gross profit	1,603,447	1,127,908	2,155,363
Net income for the year attributable to owners of the parent	544,737	55,298	(80,162)
Total comprehensive income for the year, net of tax, attributable to owners of the parent	683,531	81,702	$ (410,187)
Ternium s.a. [member]
Statement Line Items [Line Items]
Non-current assets	7,727,283	5,622,556
Current assets	4,395,283	2,700,314
Total assets	12,122,566	8,322,870
Non-current liabilities	3,442,521	1,324,785
Current liabilities	2,827,275	1,831,492
Total liabilities	6,269,796	3,156,277
Non-controlling interests	842,347	775,295
Revenues	9,700,296	7,223,975
Gross profit	2,297,271	1,839,585
Net income for the year attributable to owners of the parent	886,219	595,644
Total comprehensive income for the year, net of tax, attributable to owners of the parent	815,434	534,827
Usiminas [member]
Statement Line Items [Line Items]
Non-current assets	5,661,947	6,085,811
Current assets	2,193,096	1,970,015
Total assets	7,855,043	8,055,826
Non-current liabilities	2,344,042	2,856,883
Current liabilities	920,924	537,646
Total liabilities	3,264,966	3,394,529
Non-controlling interests	425,988	508,083
Revenues	3,367,937	2,442,596
Gross profit	513,712	150,999
Net income for the year attributable to owners of the parent	$ 99,853	$ (166,153)